INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
15.	INTANGIBLE ASSETS, NET

Intangible assets and their related amortization are as follow:

	As of December 31,
	2012	2013
	RMB	RMB
Trademark	1,274,392	1,828,762
Computer software	6,153,728	6,603,124
Less: accumulated amortization	(1,054,522)	(1,968,299)
Intangible assets, net	6,373,598	6,463,587

Amortization expense was RMB223,926 , RMB764,312 and RMB953,290 for the years ended December 31, 2011, 2012 and 2013, respectively.